Loss per share	12 Months Ended
Dec. 31, 2022
Loss Per Share
Loss per share

23.	Loss per share

	2022	2021
Basic (loss)/ earnings per ordinary share	(2.05)	1.80
Diluted (loss)/ earnings per ordinary share	(2.05)	1.79
Number of ordinary shares used for loss per share (weighted average)
Basic	13,330,947	13,110,158
Diluted	13,330,947	13,198,054

Basic earnings/ (loss) per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of Class A ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into Class A ordinary shares. The diluted loss per share reflects the basic loss per share since the effects of potentially dilutive securities are anti-dilutive. For the year ended 31 December 2022, the Group was loss-making, therefore, the following anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding:

2022
Warrants	8,869,633
RSUs - outstanding	88,084
RSUs - vested but no ordinary shares issued	29,253
Incentive shares	5,000
Share options	2,128,554

The potential outstanding equity awards under the 2020 Earn-Out arrangement expired June 30, 2022 and none of the required conditions were met.

At December 31, 2021, there were 42,896 outstanding RSUs, 15,000 RSUs that ordinary shares have yet to be issued for and 30,000 outstanding incentive shares (note 8) that could potentially have a dilutive impact on earnings per share in the future. The following anti-dilutive instruments are excluded from the 2021 calculation of diluted weighted average number of ordinary shares outstanding, including the outstanding equity awards of up to 284,250 ordinary shares and 284,250 warrants issuable under the earn-out arrangements, and the 8,869,633 warrants outstanding as of December 31, 2021.